Net Loss Per Share (Details) - shares		12 Months Ended
	Jan. 23, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Loss Per Share [Line Items]
Share options and warrants		1,293,723	54,054	54,054
Minimum [Member]
Net Loss Per Share [Line Items]
Reverse stock split	1
Maximum [Member]
Net Loss Per Share [Line Items]
Reverse stock split	10